Risk Management and Financial Instruments (Details) - Schedule of Assets and Liabilities Exposed to Floating Interest Rates - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Net exposure to the CDI rate:
Net exposure to the CDI rate	$ (476,135)	$ (731,190)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	88,390	(480,617)
Assets exposure to the CPI rate:
Assets exposure to the CPI rate		49,144
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(2,683)	(283,886)
Liabilities exposure to the TJLP rate		(771)
CRA – Agribusiness Credit Receivable Certificates [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate		(60,676)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(1,195,278)	(2,101,681)
Credit note - export [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	(2,129)	(217,648)
Rural - Credit note - Prefixed [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate		(1,208)
Related party transactions [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate		624
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	108,388	117,930
CDB-DI (Bank certificates of deposit) [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	893,653	943,526
Margin cash [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	130,753	31,566
Net exposure to the IPCA rate:
Net exposure to the IPCA rate		51,751
Assets exposure to the CPI rate:
Assets exposure to the CPI rate		49,144
Subtotal [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	1,022,277	696,184
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(1,050,519)	(1,904,284)
Derivatives (Swap) [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	(1,498,412)	(1,427,374)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	1,138,909	1,423,667
Treasury bills [Member]
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	36,371	27,716
Prepayment [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate		(280,971)
Prepayment exchange agreement [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(2,683)	(2,915)
Working Capital [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the TJLP rate		$ (771)